BRIGHTHOUSE LIFE INSURANCE COMPANY
BRIGHTHOUSE SEPARATE ACCOUNT A
SUPPLEMENT DATED MAY 1, 2023
TO
PROSPECTUS DATED APRIL 30, 2012
(Investors Choice, Capital Strategist, Imprint, Strive)
This Supplement revises information contained in the prospectus dated April 30, 2012 for the Investors Choice, Capital Strategist, Imprint and Strive Variable Annuity contracts issued by Brighthouse Life Insurance Company (“BLIC,” “we,” “us,” or “our”). This Supplement should be read and kept together with your contract prospectus for future reference.
The corresponding sections of the prospectus are modified as follows:
FEE TABLES AND EXAMPLES
Separate Account Annual Expenses
(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)
Mortality and Expense Charge	1.25%
Administration Charge	0.15%
Total Separate Account Annual Expenses*	1.40%
*
Total Separate Account Annual Expenses are currently 1.15% for Strive Contracts.
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Certain Funds may impose a redemption fee in the future. More detail concerning each Fund’s fees and expenses is contained in the prospectus for the Funds and in the following tables.
Minimum and Maximum Total Annual Fund Operating Expenses
	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.24%	0.91%
Fund Fees and Expenses as of December 31, 2022
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.
Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. EQV International Equity Fund	0.71%	—	0.20%	—	0.91%	—	0.91%
Brighthouse Funds Trust I — Class A
MFS® Research International Portfolio	0.70%	—	0.05%	—	0.75%	0.11%	0.64%

Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Morgan Stanley Discovery Portfolio	0.64%	—	0.04%	—	0.68%	0.03%	0.65%
PIMCO Total Return Portfolio	0.48%	—	0.04%	—	0.52%	0.03%	0.49%
T. Rowe Price Large Cap Value Portfolio	0.57%	—	0.02%	—	0.59%	0.06%	0.53%
Brighthouse Funds Trust II — Class A
Baillie Gifford International Stock Portfolio	0.80%	—	0.05%	—	0.85%	0.12%	0.73%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	—	0.03%	—	0.38%	0.02%	0.36%
Jennison Growth Portfolio	0.60%	—	0.02%	—	0.62%	0.08%	0.54%
MetLife Russell 2000® Index Portfolio	0.25%	—	0.05%	0.01%	0.31%	—	0.31%
MetLife Stock Index Portfolio	0.25%	—	0.03%	—	0.28%	0.02%	0.26%
MFS® Total Return Portfolio	0.57%	—	0.06%	—	0.63%	0.03%	0.60%
T. Rowe Price Small Cap Growth Portfolio	0.47%	—	0.03%	—	0.50%	—	0.50%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	—	0.03%	—	0.60%	0.05%	0.55%
Fidelity® Variable Insurance Products — Initial Class
Contrafund® Portfolio	0.53%	—	0.07%	—	0.60%	—	0.60%
Equity-Income Portfolio	0.43%	—	0.08%	—	0.51%	—	0.51%
Government Money Market Portfolio	0.17%	—	0.07%	—	0.24%	—	0.24%
Growth Portfolio	0.53%	—	0.08%	—	0.61%	—	0.61%
Overseas Portfolio	0.65%	—	0.12%	—	0.77%	—	0.77%
The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 28, 2024. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds’ prospectuses for additional information regarding these arrangements.
DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND THE SERVICE PROVIDERS
The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
The Funds
The following Funds are available under the Contract. Certain Funds listed below may not be available with your Contract. Appendix B contains a list of the Funds available with your Contract. You should read the prospectuses for these Funds carefully before investing. You can obtain copies of the Fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, P.O. Box 4261, Clinton, IA 52733-4261, (833) 208-3018. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

There is no guarantee that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a Series of the Separate Account that invests in a money market fund may become extremely low and possibly negative. It is therefore possible that your Contract Value may decline even when you select a money market fund for investment.
We do not provide any investment advice and do not recommend or endorse any particular Fund. You bear the risk of any decline in the value of your Contract resulting from the performance of the Funds you have chosen.
Your available Funds are:
Fund	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. EQV International Equity Fund	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Brighthouse Funds Trust I — Class A
MFS® Research International Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Brighthouse Funds Trust II — Class A
Baillie Gifford International Stock Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Ultra-Short Term Bond Portfolio	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Jennison Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Russell 2000® Index Portfolio	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC
MetLife Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC
MFS® Total Return Portfolio	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
T. Rowe Price Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Fidelity® Variable Insurance Products — Initial Class

Fund	Investment Objective	Investment Adviser/Subadviser
Contrafund® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Equity-Income Portfolio
Seeks reasonable income. The fund will also
consider the potential for capital
appreciation. The fund’s goal is to achieve a
yield which exceeds the composite yield on
the securities comprising the S&P 500®
Index.
Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Government Money Market Portfolio	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Growth Portfolio	Seeks to achieve capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Overseas Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan, FIA, FIA(UK), and FIJ
Transfers
We monitor transfer activity in the following “Monitored Funds” for purposes of imposing our restrictions on frequent transfers.
Baillie Gifford International Stock Portfolio
Invesco V.I. EQV International Equity Fund
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Overseas Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
FEDERAL INCOME TAX STATUS
Changes Affecting Qualified Contracts. Under the recently enacted SECURE 2.0 Act of 2022 (the “Act”), the age at which required minimum distributions (“RMDs”) must generally begin under an IRA or qualified retirement plan has been increased from age 72 to age 73 for individuals who attained age 72 on or after January 1, 2023. This change does not affect individuals who attained age 72 prior to January 1, 2023 and therefore has no impact on the calculation or timing of their RMDs. In 2033, the Act provides for a further increase to age 75 for certain individuals based upon their date of birth. The Act includes many other provisions updating the Internal Revenue Code (the “Code”) and affecting IRAs and qualified plans, some of which become effective immediately and some which will become effective in later years. For example, the Act contains provisions affecting certain contribution and other limits pertaining to IRAs and qualified plans, as well as provisions providing new exceptions to the 10% federal income tax penalty for premature distributions, including the ability to recontribute such premature distributions to an IRA or qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). You should consult with a qualified tax adviser as to how these changes affect you.

ADDITIONAL INFORMATION
Distributor
The Financial Industry Regulatory Authority (“FINRA”) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable annuity contracts), and their operations rely on the secure processing, storage and transmission of confidential and other information in their systems and those of their respective third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, a cyber-attack could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for BLIC. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority.
Cyber-attacks can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues.
Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Funds invest, and it is possible the Funds underlying your Contract could lose value. There can be no assurance that we or our service providers or the Funds will avoid losses affecting your Contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Funds invest.

COVID-19 and Market Conditions
The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. COVID-19 vaccination distribution in the United States has resulted in more flexible quarantine guidelines, increased consumer demand, and resurgence of travel. However, vaccination rates and vaccine availability abroad, specifically in developing and emerging market countries, continue to lag, and new COVID-19 variants have led to waves of increased hospitalizations and deaths.
At this time, it continues to not be possible to estimate the severity or duration of the pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and the economy at large. The Company has implemented risk management and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the Funds in which the Separate Account invests. Depending on market conditions and your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Financial Statements
The financial statements of the Separate Account are attached. Upon request, the financial statements of BLIC will be sent to you without charge.

APPENDIX B
FUNDS AVAILABLE WITH YOUR CONTRACT
For the INVESTORS CHOICE ANNUITY, the following Funds are available:
Brighthouse Funds Trust I — Class A
Morgan Stanley Discovery Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Brighthouse Funds Trust II — Class A
Baillie Gifford International Stock Portfolio
Jennison Growth Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Total Return Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Fidelity® Variable Insurance Products — Initial Class
Contrafund® Portfolio
Equity-Income Portfolio
Government Money Market Portfolio
Growth Portfolio
Overseas Portfolio

For the CAPITAL STRATEGIST ANNUITY, the following Funds are available:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. EQV International Equity Fund
Brighthouse Funds Trust I — Class A
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Brighthouse Funds Trust II — Class A
BlackRock Ultra-Short Term Bond Portfolio
Jennison Growth Portfolio
MetLife Stock Index Portfolio
MFS® Total Return Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Fidelity® Variable Insurance Products — Initial Class
Growth Portfolio

For the IMPRINT ANNUITY, the following Funds are available:
Brighthouse Funds Trust I — Class A
MFS® Research International Portfolio
PIMCO Total Return Portfolio
Brighthouse Funds Trust II — Class A
Jennison Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
B-1

Fidelity® Variable Insurance Products — Initial Class
Contrafund® Portfolio
Government Money Market Portfolio
Growth Portfolio
Overseas Portfolio

For the STRIVE ANNUITY, the following Funds are available:
Brighthouse Funds Trust I — Class A
PIMCO Total Return Portfolio
Brighthouse Funds Trust II — Class A
Jennison Growth Portfolio
Fidelity® Variable Insurance Products — Initial Class
Government Money Market Portfolio
Growth Portfolio
Overseas Portfolio

For Contract Number 135R2V, the following Funds are available:
Brighthouse Funds Trust I — Class A
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Brighthouse Funds Trust II — Class A
MetLife Stock Index Portfolio
Fidelity® Variable Insurance Products — Initial Class
Government Money Market Portfolio
Growth Portfolio
Overseas Portfolio

For Contract Number 135R1C, the following Funds are available:
Brighthouse Funds Trust I — Class A
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Fidelity® Variable Insurance Products — Initial Class
Government Money Market Portfolio

For Contract Number 135R1V, the following Funds are available:
Brighthouse Funds Trust I — Class A
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Fidelity® Variable Insurance Products — Initial Class
Government Money Market Portfolio
B-2